Document and Entity Information	9 Months Ended
Sep. 30, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Kornit Digital Ltd.
Entity Central Index Key	0001625791
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2016
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0